UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  July 17, 2007

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$6,850,125,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   107035  1233267 SH       Sole                  1131867            101400
Alleghany Corp Convertible Pre COM              017175209    11938    31750 SH       Sole                    28550              3200
Alleghany Corp.                COM              017175100   110861   272722 SH       Sole                   233121             39601
Altera Corporation             COM              021441100   269201 12164523 SH       Sole                 11033787           1130736
Apache Corp.                   COM              037411105   117913  1445184 SH       Sole                  1331172            114012
Baker Hughes Inc.              COM              057224107   227351  2702383 SH       Sole                  2474636            227747
Berkley W R Corp.              COM              084423102      600    18453 SH       Sole                    18453
Berkshire Hathaway Class B     COM              084670207      548      152 SH       Sole                      152
Borg Warner Inc                COM              099724106    10303   119750 SH       Sole                   108250             11500
Cimarex Energy Co.             COM              171798101    41652  1056890 SH       Sole                   869543            187347
Coca Cola Corp.                COM              191216100   351224  6714271 SH       Sole                  6106548            607723
Comcast Corp. ClA              COM              20030N101     3361   119526 SH       Sole                   117612              1914
Comcast Corp. Special Cl A     COM              20030N200   366054 13092045 SH       Sole                 11898944           1193101
Commerce Bancorp Inc           COM              200519106    96799  2616900 SH       Sole                  2289000            327900
ConocoPhillips                 COM              20825c104    50607   644672 SH       Sole                   599243             45429
Costco Wholesalers Corp        COM              22160K105   147422  2519169 SH       Sole                  2398975            120194
Discovery Holding Co.          COM              25468Y107    95098  4136502 SH       Sole                  3798330            338172
Dresser-Rand Group Inc.        COM              261608103   127587  3230049 SH       Sole                  2924000            306049
E.W. Scripps Co. Cl A          COM              811054204   110839  2425898 SH       Sole                  2233609            192289
Exxon Mobil                    COM              30231G102      637     7600 SH       Sole                     7600
General Electric Company       COM              369604103   332765  8692925 SH       Sole                  7938156            754769
L-3 Communications Holdings In COM              502424104   185079  1900394 SH       Sole                  1706519            193875
Liberty Global Inc Ser C       COM              530555309   312838  7960251 SH       Sole                  7271511            688740
Liberty Global Inc.            COM              530555101   126747  3088373 SH       Sole                  2785456            302917
Liberty Media Corp. Capital    COM              53071M302   152757  1298071 SH       Sole                  1232360             65711
Liberty Media Interactive      COM              53071M104   194770  8722354 SH       Sole                  8020372            701982
Microsoft Corp.                COM              594918104   316384 10735782 SH       Sole                  9793305            942477
Millipore Corp.                COM              601073109   109000  1451587 SH       Sole                  1407580             44007
National Instruments Corp.     COM              636518102   114516  3515982 SH       Sole                  3340438            175544
Neustar Inc-Class A            COM              64126X201     5264   181700 SH       Sole                   173900              7800
Newfield Exploration Co.       COM              651290108   143907  3159312 SH       Sole                  2780142            379170
Noble Energy Inc.              COM              655044105   121970  1954966 SH       Sole                  1680053            274913
Novartis AG (ADR)              COM              66987V109     2926    52186 SH       Sole                    52186
Peabody Energy Corp            COM              704549104   110323  2280336 SH       Sole                  2086880            193456
Praxair, Inc.                  COM              74005P104   296462  4118102 SH       Sole                  3809438            308664
Progressive Corp.              COM              743315103   143045  5977627 SH       Sole                  5495206            482421
Rogers Communications Inc Cl B COM              775109200    56930  1339849 SH       Sole                   940916            398933
SLM Corp.                      COM              78442p106   118548  2058837 SH       Sole                  1858737            200100
Sanofi-Aventis (ADR)           COM              80105n105   142334  3534486 SH       Sole                  3231973            302513
Schlumberger Limited           COM              806857108    20491   241241 SH       Sole                   241241
Texas Instruments Inc.         COM              882508104     7526   199990 SH       Sole                   199990
Travelers Companies, Inc.      COM              89417E109     4012    75000 SH       Sole                    75000
UnitedHealth Group Inc.        COM              91324P102   326729  6388919 SH       Sole                  5817026            571893
Vodafone Group PLC (ADR)       COM              92857W209   100118  2977039 SH       Sole                  2755185            221854
Wachovia Corp.                 COM              929903102   236458  4613816 SH       Sole                  4229146            384670
Wal-Mart Stores Inc.           COM              931142103   319469  6640382 SH       Sole                  6037895            602487
Waste Management Inc.          COM              94106L109   290107  7429110 SH       Sole                  6804930            624180
White Mountains Insurance Grou COM              g9618e107     4397     7255 SH       Sole                     7155               100
Willis Group Holdings Ltd.     COM              g96655108   307014  6968092 SH       Sole                  6362212            605880
XTO Energy Corp.               COM              98385x106      210     3500 SH       Sole                     3500